SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - RSU's [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of RSU's
Outstanding as of beginning of year	2,223,043	2,013,613	1,599,296
Granted	1,002,275	1,105,155	1,159,881
Converted	(929,466)	(806,993)	(484,665)
Forfeited	(84,752)	(88,732)	(260,899)
Outstanding as of end of year	2,211,100	2,223,043	2,013,613
Weighted Average Fair Value
Outstanding as of beginning of year	$ 19.45	$ 19.13	$ 22.27
Granted	29.91	19.86	18.06
Converted	19.56	20.45	23.91
Forfeited	20.28	18.62	21.19
Outstanding as of end of year	$ 24.11	$ 19.45	$ 19.13